Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Gabelli SRI Fund, Inc. Class AAA
Prospectus [Line Items]
Average Annual Return, Percent	17.21%	7.54%	8.01%
Gabelli SRI Fund, Inc. Class AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.42%	5.41%	5.99%
Gabelli SRI Fund, Inc. Class AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.21%	5.69%	6.09%
Gabelli SRI Fund, Inc. Class A
Prospectus [Line Items]
Average Annual Return, Percent	10.56%	6.29%	7.38%
Gabelli SRI Fund, Inc. Class C
Prospectus [Line Items]
Average Annual Return, Percent	16.27%	7.56%	7.71%
Gabelli SRI Fund, Inc. Class I
Prospectus [Line Items]
Average Annual Return, Percent	17.27%	7.55%	8.12%
Gabelli SRI Fund, Inc. Class I | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%